Note 3 - Summary of Significant Accounting Policies - 10Q (Detail) - The Weighted-Average Anti-Dilutive Common Share Equivalents	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Anti-Dilutive Securities	36,139,633	33,985,489	34,453,893	35,209,190
Preferred Stock Series A [Member]
Anti-Dilutive Securities		3,283,565	921,000	3,684,000
Preferred Stock Series C [Member]
Anti-Dilutive Securities	3,416,692	3,416,692	3,416,692	3,416,692
Preferred Stock Series D [Member]
Anti-Dilutive Securities	6,000,000	6,000,000	6,000,000	6,000,000
Convertible Debt Securities [Member]
Anti-Dilutive Securities	11,125,000	3,375,000	6,712,123	3,375,000
Stock Options [Member]
Anti-Dilutive Securities	1,130,000	3,442,291	2,561,137	4,403,556
Warrant [Member]
Anti-Dilutive Securities	14,467,941	14,467,941	14,842,941	14,329,942